Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 224,139	$ 218,724
Private placements	42,842	40,756
Other invested assets	35,306	30,195
Public equities	28,067	23,722
Canadian Dollar Offered Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Floating rate invested assets	176	109
US Dollars London Interbank Offered Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	1,984	1,710
Floating rate invested assets	1,002	842
Australia Dollars Bank Bill Swap Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	166	180
New Zealand Dollars Bank Bill Market Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	43	46
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,196	1,971
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	347	129
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	47,276	47,890
Change in the fair value of these invested assets	15	44
Public equities	28,067	23,722
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	31,204	26,172
Alternative long-duration assets [Member] | Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	11,598	7,954
Alternative long-duration assets [Member] | Power and infrastructure [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	9,824	9,127
Alternative long-duration assets [Member] | Oil and gas [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	1,950	2,296
Alternative long-duration assets [Member] | Timber and agriculture [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	5,259	4,819
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	2,573	1,976
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	31,863	27,029
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	7,314	7,062
Cash equivalents	9,239	13,331
Cash	6,041	5,774
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	3,457	3,371
SPPI qualifying [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	323	246
SPPI non qualifying [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	0	94
Private placements	181	211
Other invested assets	518	380
ALDA strategy [member] | Public equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	5	229
Accumulated depreciation and amortisation [Member] | Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Accumulated depreciation of own use property	$ 407	$ 376